Significant Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details)		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		RM (246,762)	$ (55,228)	RM (128,523)
Advances from a related party
Advances from a related party		5,471,319	1,224,557	5,250,465
Loans from a related party, Current		1,566,425	350,588	1,887,800
Loans from a related party		10,757,631	2,407,706	13,809,981
SEAP Trading Pte. Ltd. [Member]
Advances from a related party
Loans from a related party, Current	[1]	1,566,425	350,588	1,887,800
Loans from a related party, Non-current	[1]	895,100	200,336	1,651,825
Loans from a related party	[1]	2,461,525	550,924	3,539,625
New Universe Industries Ltd [Member]
Advances from a related party
Advances from a related party		5,471,319	1,224,557	5,250,465
Trade receivables [Member] | TEM Electronics (Jiangmen) Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net				2,244
Trade receivables [Member] | SEAP Trading Pte. Ltd. [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		11,495	2,573	39,876
Trade payables [Member] | BAP Trading Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		(105,913)	(23,705)	(70,354)
Non-trade payables [Member] | BAP Trading Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net		RM (152,344)	$ (34,096)	RM (100,289)

[1]	The loans from SEAP Trading Pte. Ltd. are due for repayment in August 2025 and August 2026.